Other disclosures on cash flows - Additional Information (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Jun. 16, 2021	Dec. 31, 2021
Linx
Other disclosures on cash flows [line items]
Dividends received	R$ 20,129	R$ 20,129